INCOME TAXES (Details 1) - USD ($)	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 70,902	$ 42,211	$ 28,432
Valuation allowance	(70,902)	(42,211)	(28,432)
Net deferred income tax asset